Gulfport	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Gulfport
GULFPORT

On September 3, 2013, the Company announced the closing of its Gulfport Composite Center of Excellence in Gulfport, Mississippi, part of the Ingalls reportable segment, which it intends to complete by the end of the second quarter of 2014. In connection with this closure, the Company expects to incur total costs of approximately $57 million, consisting primarily of approximately $52 million in accelerated depreciation of fixed assets and $5 million in personnel, facility shutdown, and other related costs. These costs reduced operating income for the year ended December 31, 2013, by $16 million, net of recoveries under the Company's contracts. The Company anticipates no material impact on operating income in subsequent periods. In January 2014, the Company received a Contracting Officer letter taking exception to the Company's timing of recognition of the Gulfport closure costs. The Company believes the ultimate resolution of this matter will not result in a material effect on its consolidated financial position, results of operations or cash flows.